Earnings Per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share ("EPS")
Net Income	$ 4,539	$ 5,130
Weighted average number of common shares outstanding	742,663	742,663
Basic earnings per share	$ 6.11	$ 6.91